Plan’s Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Total Investments	$ 401,960,359	$ 363,884,008
Net assets available for benefits	406,728,196	368,304,502
Master Trust
Investments
Total Investments		289,177,479
Net assets available for benefits	294,121,714	289,177,479
Master Trust | Mutual funds
Investments
Total Investments	294,121,714	268,240,659
Master Trust | Common stock
Investments
Total Investments	0	15,859,699
Master Trust | Common/collective trust
Investments
Total Investments	0	5,077,121
Plan's Interest in Master Trust
Investments
Total Investments	120,843,198	89,383,106
Net assets available for benefits	281,117,161	274,500,902
Plan's Interest in Master Trust | Mutual funds
Investments
Total Investments	281,117,161	254,215,724
Plan's Interest in Master Trust | Common stock
Investments
Total Investments	0	15,859,699
Plan's Interest in Master Trust | Common/collective trust
Investments
Total Investments	$ 0	$ 4,425,479